American Century Investments®
Quarterly Portfolio Holdings
Avantis® Responsible International Equity ETF (AVSD)
May 31, 2022

Avantis Responsible International Equity ETF - Schedule of Investments
MAY 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.7%
Australia — 7.6%
29Metals Ltd.(1)	1,109	2,109
88 Energy Ltd.(1)	10,354	88
Accent Group Ltd.	1,324	1,267
Adairs Ltd.	482	801
Aeris Resources Ltd.(1)	12,890	838
ALS Ltd.	672	6,148
Altium Ltd.	124	2,547
AMP Ltd.(1)	11,780	9,219
Ansell Ltd.	74	1,455
Appen Ltd.	70	323
Arafura Resources Ltd.(1)	3,756	1,284
ARB Corp. Ltd.	110	2,516
Ardent Leisure Group Ltd.(1)	1,183	1,144
ASX Ltd.	435	25,169
Atlas Arteria Ltd.	1,824	9,384
Atlassian Corp. PLC, Class A(1)	87	15,427
AUB Group Ltd.	112	1,501
Aurizon Holdings Ltd.	10,007	28,827
Australia & New Zealand Banking Group Ltd.	4,493	80,542
Australian Clinical Labs Ltd.	500	1,852
Australian Ethical Investment Ltd.	131	521
Australian Finance Group Ltd.	1,227	1,662
Baby Bunting Group Ltd.	196	609
Bank of Queensland Ltd.	2,664	14,349
Bapcor Ltd.	279	1,232
Bega Cheese Ltd.	1,958	6,804
Bendigo & Adelaide Bank Ltd.	2,281	17,064
Berkeley Energia Ltd.	1,236	325
Boss Energy Ltd.(1)	887	1,537
Brambles Ltd.	2,983	23,248
Bravura Solutions Ltd.	738	839
Brickworks Ltd.	318	4,736
carsales.com Ltd.	250	3,654
Cedar Woods Properties Ltd.	256	778
Challenger Ltd.	3,574	18,484
Cleanaway Waste Management Ltd.	2,132	4,569
Clinuvel Pharmaceuticals Ltd.	36	408
Cochlear Ltd.	39	6,222
Codan Ltd.	110	627
Coles Group Ltd.	2,595	32,562
Commonwealth Bank of Australia	1,582	118,375
Computershare Ltd.	640	10,604
Credit Corp. Group Ltd.	303	5,031
CSL Ltd.	247	48,053
CSR Ltd.	1,906	6,371
Dacian Gold Ltd.(1)	4,445	602
Data#3 Ltd.	339	1,180
DDH1 Ltd.	1,365	781

Deterra Royalties Ltd.	1,459	4,676
Domino's Pizza Enterprises Ltd.	87	4,287
Eagers Automotive Ltd.	473	3,678
Eclipx Group Ltd.(1)	1,874	3,170
Emeco Holdings Ltd.	2,035	1,204
Endeavour Group Ltd.	2,144	11,136
EVENT Hospitality and Entertainment Ltd.(1)	145	1,520
Evolution Mining Ltd.	7,866	21,464
Fenix Resources Ltd.	4,608	1,037
Firefinch Ltd.(1)	1,565	1,233
Fortescue Metals Group Ltd.	4,375	63,162
G8 Education Ltd.	763	628
Genworth Mortgage Insurance Australia Ltd.	3,713	7,945
Grange Resources Ltd.	5,266	6,182
GUD Holdings Ltd.	150	1,225
GWA Group Ltd.	766	1,159
Hansen Technologies Ltd.	413	1,514
Harvey Norman Holdings Ltd.	3,196	10,011
Hastings Technology Metals Ltd.(1)	1,836	322
Healius Ltd.	592	1,821
Humm Group Ltd.	2,228	1,244
IDP Education Ltd.	171	2,912
IGO Ltd.	1,551	13,907
Imdex Ltd.	1,247	2,219
Infomedia Ltd.	1,174	1,435
Insignia Financial Ltd.	356	846
Insurance Australia Group Ltd.	1,580	4,947
Integral Diagnostics Ltd.	218	552
InvoCare Ltd.	174	1,378
IPH Ltd.	260	1,464
IRESS Ltd.	210	1,567
James Hardie Industries PLC	328	8,467
JB Hi-Fi Ltd.	300	9,889
Jervois Global Ltd.(1)	1,585	916
Kelsian Group Ltd.	369	1,984
Lendlease Corp. Ltd.	1,827	14,085
Link Administration Holdings Ltd.	356	1,122
Lovisa Holdings Ltd.	136	1,463
Macquarie Group Ltd.	221	29,362
Magellan Financial Group Ltd.	370	4,153
McMillan Shakespeare Ltd.	229	1,933
Medibank Pvt Ltd.	5,197	11,981
Mesoblast Ltd.(1)	791	556
Metals X Ltd.(1)	1,347	496
Mineral Resources Ltd.	488	22,218
Monash IVF Group Ltd.	622	487
Money3 Corp. Ltd.	429	710
Myer Holdings Ltd.	5,235	1,689
National Australia Bank Ltd.	4,185	93,824
Nearmap Ltd.(1)	838	739
Neometals Ltd.(1)	449	439
Netwealth Group Ltd.	166	1,541
Newcrest Mining Ltd. (Sydney)	1,124	19,709
nib holdings Ltd.	1,363	7,201
Nick Scali Ltd.	153	999

Nine Entertainment Co. Holdings Ltd.	3,896	6,128
Nuix Ltd.(1)	514	365
OFX Group Ltd.(1)	926	1,614
Omni Bridgeway Ltd.(1)	928	2,243
oOh!media Ltd.	1,702	1,676
Orica Ltd.	1,280	14,830
Orora Ltd.	2,279	6,385
OZ Minerals Ltd.	1,369	23,509
Pact Group Holdings Ltd.	160	252
Panoramic Resources Ltd.(1)	1,520	320
Pantoro Ltd.(1)	1,350	281
Pendal Group Ltd.	1,268	4,720
Pepper Money Ltd.	615	817
Perpetual Ltd.	122	2,845
PEXA Group Ltd.(1)	85	935
Platinum Asset Management Ltd.	1,123	1,474
Praemium Ltd.(1)	654	294
Premier Investments Ltd.	156	2,495
Pro Medicus Ltd.	44	1,325
PWR Holdings Ltd.	169	941
QBE Insurance Group Ltd.	2,149	18,505
Qube Holdings Ltd.	3,388	7,408
Ramsay Health Care Ltd.	117	6,558
REA Group Ltd.	48	3,857
Reece Ltd.	100	1,141
Reliance Worldwide Corp. Ltd.	550	1,539
Renascor Resources Ltd.(1)	844	135
Sandfire Resources Ltd.	2,136	8,403
SEEK Ltd.	105	1,820
Service Stream Ltd.(1)	2,544	1,714
Seven Group Holdings Ltd.	159	2,140
Seven West Media Ltd.(1)	7,479	2,667
Silver Mines Ltd.(1)	1,824	247
Sims Ltd.	722	9,088
SmartGroup Corp. Ltd.	227	1,365
Sonic Healthcare Ltd.	360	9,449
Southern Cross Media Group Ltd.	1,070	1,092
Steadfast Group Ltd.	1,503	5,432
Strandline Resources Ltd.(1)	1,360	358
Suncorp Group Ltd.	2,050	16,695
Super Retail Group Ltd.	410	2,774
Superloop Ltd.(1)	389	233
Syrah Resources Ltd.(1)	1,462	1,919
Technology One Ltd.	619	4,652
Telstra Corp. Ltd.	6,419	17,844
Temple & Webster Group Ltd.(1)	74	233
Transurban Group	1,871	19,244
Treasury Wine Estates Ltd.	1,137	9,692
United Malt Group Ltd.	1,469	4,032
Virtus Health Ltd.	103	599
Wesfarmers Ltd.	781	26,416
Westpac Banking Corp.	4,554	78,014
WiseTech Global Ltd.	97	2,921
Woolworths Group Ltd.	1,672	41,476

Xero Ltd.(1)	52	3,324
		1,325,911
Austria — 0.3%
ANDRITZ AG	72	3,337
AT&S Austria Technologie & Systemtechnik AG	80	4,784
BAWAG Group AG	59	3,019
CA Immobilien Anlagen AG	29	968
DO & CO. AG(1)	16	1,494
Erste Group Bank AG	216	6,744
IMMOFINANZ AG	86	1,880
Lenzing AG	34	3,222
Oesterreichische Post AG	45	1,378
Porr AG(1)	26	349
Raiffeisen Bank International AG	231	3,072
S IMMO AG	16	397
Semperit AG Holding	64	1,353
Telekom Austria AG(1)	200	1,403
UNIQA Insurance Group AG	363	2,989
Verbund AG	79	7,859
Vienna Insurance Group AG Wiener Versicherung Gruppe	134	3,225
Wienerberger AG	131	3,621
		51,094
Belgium — 1.0%
Ackermans & van Haaren NV	55	9,282
Ageas SA/NV	377	18,974
AGFA-Gevaert NV(1)	433	1,813
Anheuser-Busch InBev SA, ADR	409	23,190
Barco NV	124	2,907
Bekaert SA	120	4,847
bpost SA	306	1,913
Cie d'Entreprises CFE(1)	49	5,459
D'ieteren Group	25	3,906
Deceuninck NV	116	318
Econocom Group SA	184	720
Elia Group SA	46	7,568
Etablissements Franz Colruyt NV	136	4,414
Exmar NV	300	1,821
Fagron	365	6,432
Galapagos NV, ADR(1)	130	7,151
Gimv NV	114	6,673
KBC Group NV	166	10,377
Kinepolis Group NV(1)	60	3,161
Ontex Group NV(1)	180	1,485
Proximus SADP	412	7,105
Recticel SA	217	4,267
Shurgard Self Storage SA	54	2,821
Telenet Group Holding NV	32	852
UCB SA	146	12,881
Umicore SA	290	12,875
VGP NV	15	2,910
		166,122
Canada — 10.9%
Absolute Software Corp.	166	1,534
Aecon Group, Inc.	166	1,941
AG Growth International, Inc.	100	2,719

AGF Management Ltd., Class B	166	904
Agnico Eagle Mines Ltd.	634	33,604
Aimia, Inc.(1)	300	1,070
Alamos Gold, Inc., Class A	1,566	11,688
Alexco Resource Corp.(1)	334	259
Americas Gold & Silver Corp.(1)	334	251
Amerigo Resources Ltd.	334	436
Aritzia, Inc.(1)	334	9,749
Ascot Resources Ltd.(1)	834	495
Atrium Mortgage Investment Corp.	166	1,743
B2Gold Corp.	4,334	17,201
Ballard Power Systems, Inc.(1)	200	1,448
Bank of Montreal	866	94,203
Bank of Nova Scotia	1,234	83,688
BCE, Inc.	166	9,044
BELLUS Health, Inc.(1)	334	2,641
Bird Construction, Inc.	166	1,100
Bonterra Energy Corp.(1)	266	2,595
Boralex, Inc., A Shares	266	8,120
Boston Pizza Royalties Income Fund	100	1,286
Brookfield Renewable Corp., Class A	334	12,031
CAE, Inc.(1)	166	4,146
Calian Group Ltd.	100	5,422
Canaccord Genuity Group, Inc.	334	2,759
Canada Goose Holdings, Inc.(1)	100	2,008
Canadian Imperial Bank of Commerce	1,300	71,514
Canadian National Railway Co.	434	49,348
Canadian Tire Corp. Ltd., Class A	166	22,807
Canadian Western Bank	334	8,001
Capstone Mining Corp.(1)	1,700	6,438
Cardinal Energy Ltd.(1)	966	7,064
Cascades, Inc.	334	2,723
CCL Industries, Inc., Class B	166	7,969
Celestica, Inc.(1)	500	5,526
CES Energy Solutions Corp.	866	1,903
CGI, Inc.(1)	266	22,727
CI Financial Corp.	334	4,228
Cineplex, Inc.(1)	166	1,694
Cogeco Communications, Inc.	100	8,321
Colliers International Group, Inc. (Toronto)	100	12,170
Computer Modelling Group Ltd.	334	1,326
Copper Mountain Mining Corp.(1)	866	1,883
Corby Spirit and Wine Ltd.	166	2,416
Corus Entertainment, Inc., B Shares	866	3,060
Descartes Systems Group, Inc.(1)	100	5,934
Dollarama, Inc.	334	19,372
Dorel Industries, Inc., Class B	334	1,917
DREAM Unlimited Corp., Class A	100	3,500
Eldorado Gold Corp. (Toronto)(1)	866	6,943
Element Fleet Management Corp.	1,334	14,860
Empire Co. Ltd., Class A	534	17,500
Enghouse Systems Ltd.	100	2,674
Equitable Group, Inc.	100	5,039
Fiera Capital Corp.	166	1,306
Finning International, Inc.	334	8,878

First National Financial Corp.	166	4,870
Fission Uranium Corp.(1)	1,666	1,041
Fortuna Silver Mines, Inc.(1)	1,834	6,046
Franco-Nevada Corp.	100	14,146
Freehold Royalties Ltd.	600	7,448
Gear Energy Ltd.	2,234	2,861
George Weston Ltd.	166	20,374
GFL Environmental, Inc.	166	5,066
Gildan Activewear, Inc.	500	15,749
GoGold Resources, Inc.(1)	166	299
GoldMining, Inc.(1)	1,066	1,256
Great-West Lifeco, Inc.	634	17,398
Home Capital Group, Inc.	334	8,043
Hudbay Minerals, Inc.	1,000	5,724
Hydro One Ltd.	900	25,103
i-80 Gold Corp.(1)	634	1,539
iA Financial Corp., Inc.	634	32,922
IAMGOLD Corp.(1)	2,266	5,016
IBI Group, Inc.(1)	166	1,738
IGM Financial, Inc.	100	3,080
Intact Financial Corp.	166	23,984
Interfor Corp.(1)	434	11,556
Karora Resources, Inc.(1)	866	3,026
Labrador Iron Ore Royalty Corp.	266	6,738
Laurentian Bank of Canada	166	5,067
LifeWorks, Inc.	166	2,343
Linamar Corp.	100	4,406
Loblaw Cos. Ltd.	266	24,540
Lundin Mining Corp.	3,166	28,185
Magna International, Inc.	334	21,674
Major Drilling Group International, Inc.(1)	534	4,458
Manulife Financial Corp.	4,134	76,578
Maple Leaf Foods, Inc.	166	3,647
Martinrea International, Inc.	200	1,558
MCAN Mortgage Corp.	100	1,432
MDA Ltd.(1)	100	739
Medical Facilities Corp.	166	1,101
Metro, Inc.	334	18,447
National Bank of Canada	500	38,376
Neo Performance Materials, Inc.	100	1,037
New Gold, Inc. (Toronto)(1)	3,834	4,971
Nomad Royalty Co. Ltd.	100	781
North American Construction Group Ltd.	334	4,444
North West Co., Inc.	166	4,764
Northern Dynasty Minerals Ltd.(1)	1,666	533
Novagold Resources, Inc.(1)	772	4,316
Nutrien Ltd.	734	71,732
Nuvei Corp.(1)	100	5,121
Obsidian Energy Ltd.(1)	634	6,135
OceanaGold Corp.(1)	4,834	11,236
Onex Corp.	266	15,871
Open Text Corp.	266	10,902
Osisko Gold Royalties Ltd. (Toronto)	434	4,896
Pan American Silver Corp.	666	14,649
Pine Cliff Energy Ltd.(1)	1,266	1,922

Pipestone Energy Corp.(1)	734	3,389
Pizza Pizza Royalty Corp.	166	1,713
Polaris Infrastructure, Inc.	100	1,582
Power Corp. of Canada	334	9,646
Quebecor, Inc., Class B	466	10,574
Real Matters, Inc.(1)	334	1,487
Recipe UnLtd. Corp.(1)	43	484
Restaurant Brands International, Inc.	534	28,042
Ritchie Bros Auctioneers, Inc.	166	9,991
Rogers Communications, Inc., Class B	334	17,130
Royal Bank of Canada	1,234	128,946
Russel Metals, Inc.	334	8,376
Sandstorm Gold Ltd.	600	3,966
Saputo, Inc.	166	3,337
ShawCor Ltd.(1)	334	1,722
Sherritt International Corp.(1)	2,166	1,027
Sleep Country Canada Holdings, Inc.	100	2,155
Softchoice Corp.	166	2,841
Spin Master Corp.(1)	166	5,931
Sprott, Inc.	100	3,669
SSR Mining, Inc.	834	16,220
Stantec, Inc.	166	7,538
Stella-Jones, Inc.	166	4,733
Sun Life Financial, Inc.	800	39,075
Surge Energy, Inc.(1)	334	3,047
Teck Resources Ltd., Class B	1,600	66,335
TELUS Corp.	500	12,511
TFI International, Inc.	166	13,632
Tidewater Midstream and Infrastructure Ltd.	1,534	1,795
Toromont Industries Ltd.	266	23,594
Toronto-Dominion Bank	1,100	84,062
Total Energy Services, Inc.(1)	300	2,199
Transcontinental, Inc., Class A	166	2,118
TransGlobe Energy Corp.	534	2,495
Tricon Residential, Inc. (Toronto)	900	11,157
Trisura Group Ltd.(1)	166	4,571
Uni-Select, Inc.(1)	166	3,788
Wajax Corp.	334	6,277
West Fraser Timber Co. Ltd.	434	40,043
Western Forest Products, Inc.	2,800	4,162
Westport Fuel Systems, Inc.(1)	300	368
Westshore Terminals Investment Corp.	100	2,862
Wheaton Precious Metals Corp.	334	13,795
Winpak Ltd.	100	3,245
WSP Global, Inc.	166	18,324
Yamana Gold, Inc.	4,134	22,225
Yangarra Resources Ltd.(1)	734	1,979
		1,922,168
Denmark — 2.1%
ALK-Abello A/S(1)	165	3,291
Alm Brand A/S	2,091	3,571
Bang & Olufsen A/S(1)	126	302
Bavarian Nordic A/S(1)	60	1,801
Carlsberg A/S, B Shares	40	5,091
Chemometec A/S	15	1,699

Chr Hansen Holding A/S	68	5,100
Coloplast A/S, B Shares	100	11,890
Danske Bank A/S	1,352	22,120
DSV A/S	51	8,386
FLSmidth & Co. A/S	70	2,058
Genmab A/S, ADR(1)	535	16,184
GN Store Nord AS	60	2,366
H Lundbeck A/S	110	2,705
H+H International A/S, B Shares(1)	26	603
ISS A/S(1)	39	708
Jyske Bank A/S(1)	156	9,199
Nilfisk Holding A/S(1)	30	688
NKT A/S(1)	70	3,430
Novo Nordisk A/S, ADR	1,384	152,794
Novozymes A/S, B Shares	289	18,350
NTG Nordic Transport Group A/S(1)	6	292
Orsted AS	178	20,062
Pandora A/S	135	10,906
Per Aarsleff Holding A/S	35	1,229
ROCKWOOL A/S, B Shares	9	2,500
Royal Unibrew A/S	34	2,983
SimCorp A/S	38	2,997
Solar A/S, B Shares	31	3,190
Spar Nord Bank A/S	319	3,686
Sparekassen Sjaelland-Fyn A/S	67	1,669
Sydbank AS	200	7,056
Topdanmark AS	125	6,718
Tryg A/S	484	11,281
Vestas Wind Systems A/S	771	19,693
		366,598
Finland — 1.0%
Aktia Bank Oyj	120	1,285
Anora Group Oyj	80	689
Cargotec Oyj, B Shares	10	371
Caverion OYJ	120	610
Citycon Oyj	156	1,252
Elisa Oyj	132	7,470
Huhtamaki Oyj	19	732
Kemira Oyj	338	4,617
Kesko Oyj, B Shares	488	12,218
Kojamo Oyj	204	4,039
Kone Oyj, B Shares	225	11,490
Konecranes Oyj(1)	20	620
Lassila & Tikanoja Oyj	66	754
Marimekko Oyj	159	2,351
Metso Outotec Oyj	495	4,619
Nokia Oyj, ADR	2,295	11,498
Nokian Renkaat Oyj	190	2,618
Orion Oyj, Class B	215	8,823
Outokumpu Oyj	1,241	7,165
Puuilo Oyj	254	1,443
QT Group Oyj(1)	6	520
Raisio Oyj, V Shares	134	288
Rovio Entertainment Oyj	40	379
Sampo Oyj, A Shares	386	17,460

Sanoma Oyj	97	1,304
Stora Enso Oyj, R Shares	1,333	25,857
Taaleri Oyj	62	695
Talenom Oyj	54	646
TietoEVRY Oyj	29	733
Tokmanni Group Corp.	190	2,520
UPM-Kymmene Oyj	515	18,292
Uponor Oyj	156	2,678
Valmet Oyj	150	4,235
Wartsila Oyj Abp	517	4,386
WithSecure Oyj(1)	66	364
YIT Oyj	394	1,637
		166,658
France — 9.1%
Accor SA(1)	216	7,107
Airbus SE	448	52,504
ALD SA	570	7,917
Alstom SA	384	10,517
Alten SA	46	6,141
Amundi SA	84	4,892
APERAM SA	106	4,390
Arkema SA	226	27,362
Atos SE(1)	36	948
Aubay	19	1,130
AXA SA	2,676	67,708
Believe SA(1)	21	221
Beneteau SA(1)	116	1,488
Bigben Interactive	24	418
BioMerieux	127	13,362
Biosynex	38	671
BNP Paribas SA	1,123	64,276
Bureau Veritas SA	595	17,193
Capgemini SE	118	22,929
Carbios SACA(1)	13	483
Carrefour SA	2,247	46,089
Casino Guichard Perrachon SA(1)	86	1,654
Catana Group	158	1,249
Chargeurs SA	30	608
Cie de Saint-Gobain	1,234	73,144
Cie des Alpes(1)	26	441
Cie Generale des Etablissements Michelin SCA	392	51,105
Cie Plastic Omnium SA	157	2,943
Coface SA(1)	469	5,533
Credit Agricole SA	1,130	12,546
Danone SA	270	15,886
Dassault Systemes SE	279	11,764
Derichebourg SA	510	4,114
Edenred	213	10,521
Electricite de France SA	374	3,321
Elis SA	64	1,017
Equasens	6	524
Esker SA	3	476
EssilorLuxottica SA	112	18,090
Esso SA Francaise(1)	19	1,125
Etablissements Maurel et Prom SA(1)	362	1,906

Eurazeo SE	182	14,058
Eurobio Scientific SA(1)	51	1,125
Eurofins Scientific SE	261	24,363
Euronext NV	76	6,584
Europcar Mobility Group(1)	8,094	4,404
Eutelsat Communications SA	1,125	13,362
Faurecia SE	334	9,292
Fnac Darty SA	6	305
Francaise Energie	5	285
Getlink SE	546	10,524
Groupe Gorge SA	14	269
Groupe LDLC	13	420
Guerbet	15	413
Hermes International	19	22,718
ID Logistics Group(1)	12	3,539
Ipsen SA	187	18,723
IPSOS	21	1,020
Jacquet Metals SACA	40	857
JCDecaux SA(1)	285	5,630
Kaufman & Broad SA	53	1,635
Kering SA	64	35,202
L'Oreal SA	88	31,083
Legrand SA	176	15,253
LVMH Moet Hennessy Louis Vuitton SE	156	100,718
Maisons du Monde SA	174	2,296
Manitou BF SA	26	598
McPhy Energy SA(1)	29	482
Mersen SA	66	2,325
Metropole Television SA	151	2,640
Nacon SA(1)	95	586
Neoen SA(1)	144	6,022
Nexans SA	123	12,361
Nexity SA	70	2,021
Novacyt SA(1)	442	841
Orange SA, ADR	6,067	75,777
Orpea SA	20	556
Pernod Ricard SA	120	23,566
Publicis Groupe SA	103	5,642
Quadient SA	136	2,835
Remy Cointreau SA	43	7,919
Renault SA(1)	294	8,109
ReWorld Media SA(1)	144	945
Rexel SA(1)	411	8,747
Safran SA	298	30,876
Sanofi, ADR	1,288	68,586
Sartorius Stedim Biotech	22	7,599
Schneider Electric SE	157	21,806
SCOR SE	529	13,902
SEB SA	64	6,829
SES SA	2,806	26,802
SES-imagotag SA(1)	31	2,834
SMCP SA(1)	100	681
Societe BIC SA	87	4,972
Societe Generale SA	1,224	32,984
Sodexo SA	98	7,322

SOITEC(1)	20	3,681
Solutions 30 SE(1)	513	3,016
Sopra Steria Group SACA	16	2,859
SPIE SA	274	6,672
STMicroelectronics NV, NY Shares	1,410	56,513
Sword Group	20	853
Technicolor SA(1)	658	2,491
Teleperformance	109	36,190
Television Francaise 1	314	2,604
Thales SA	385	47,014
Trigano SA	24	3,144
Ubisoft Entertainment SA(1)	524	27,548
Valeo	550	12,223
Vinci SA	829	79,999
Virbac SA	13	5,294
Vivendi SE	1,400	16,714
Voltalia SA(1)	98	2,259
Worldline SA(1)	70	2,864
		1,598,894
Germany — 6.8%
1&1 AG	34	710
7C Solarparken AG	201	1,057
Adesso SE	10	1,906
adidas AG	135	26,820
ADLER Group SA	211	1,044
ADVA Optical Networking SE(1)	64	978
Allianz SE	253	53,108
Amadeus Fire AG	18	2,630
Aroundtown SA	1,420	6,671
Atoss Software AG	12	1,784
Aumann AG(1)	24	393
Aurubis AG	145	13,697
BASF SE	920	50,808
Basler AG	4	486
Bayer AG	484	34,629
Bayerische Motoren Werke AG	380	33,014
Bayerische Motoren Werke AG, Preference Shares	65	5,100
BayWa AG	24	1,197
Bechtle AG	134	5,992
Befesa SA	44	2,931
Beiersdorf AG	142	14,738
Bertrandt AG	10	449
Bilfinger SE	46	1,432
Borussia Dortmund GmbH & Co. KGaA(1)	84	364
Brenntag SE	73	5,649
Carl Zeiss Meditec AG	46	6,155
CECONOMY AG	640	2,150
Cewe Stiftung & Co. KGAA	21	2,028
Cliq Digital AG	19	505
Commerzbank AG(1)	2,756	24,035
CompuGroup Medical SE & Co. KgaA	59	3,327
Continental AG	136	10,449
Covestro AG	605	27,732
CTS Eventim AG & Co. KGaA(1)	183	11,781
Daimler Truck Holding AG(1)	770	24,105

Datagroup SE	11	922
Delivery Hero SE(1)	16	617
Dermapharm Holding SE	32	1,701
Deutsche Bank AG	2,795	31,248
Deutsche Beteiligungs AG	40	1,287
Deutsche Boerse AG	191	32,100
Deutsche EuroShop AG	152	3,608
Deutsche Lufthansa AG(1)	2,270	16,719
Deutsche Pfandbriefbank AG	497	5,540
Deutsche Post AG	772	31,948
Deutsche Rohstoff AG(1)	20	634
Deutsche Telekom AG	2,731	56,192
Deutz AG	274	1,319
DIC Asset AG	72	992
Draegerwerk AG & Co. KGaA	10	449
Draegerwerk AG & Co. KGaA, Preference Shares	30	1,583
Duerr AG	119	3,296
ElringKlinger AG	65	568
Encavis AG	377	8,191
Energiekontor AG	24	2,295
Evonik Industries AG	260	6,976
Evotec SE(1)	60	1,666
Fielmann AG	87	4,712
flatexDEGIRO AG(1)	148	2,224
Fraport AG Frankfurt Airport Services Worldwide(1)	28	1,590
Freenet AG	210	5,489
Fresenius Medical Care AG & Co. KGaA, ADR	155	4,729
Fresenius SE & Co. KGaA	71	2,435
GEA Group AG	396	15,841
Gerresheimer AG	111	8,321
GFT Technologies SE	39	1,895
Grand City Properties SA	254	4,522
GRENKE AG	91	2,615
Hamburger Hafen und Logistik AG	134	2,353
Hannover Rueck SE	52	7,963
HelloFresh SE(1)	244	9,111
Henkel AG & Co. KGaA	66	4,456
Henkel AG & Co. KGaA, Preference Shares	115	7,873
Hensoldt AG	112	2,731
Hornbach Holding AG & Co. KGaA	44	5,555
HUGO BOSS AG	229	12,323
Hypoport SE(1)	4	1,091
Infineon Technologies AG	774	24,120
Instone Real Estate Group SE	247	3,396
JOST Werke AG	49	2,122
KION Group AG	111	5,469
Kloeckner & Co. SE(1)	194	2,416
Knorr-Bremse AG	128	8,750
Koenig & Bauer AG(1)	36	647
Krones AG	39	3,524
Lang & Schwarz AG	24	405
Lanxess AG	182	8,501
LEG Immobilien SE	86	8,865
Leoni AG(1)	164	1,560
Manz AG(1)	10	491

Mercedes-Benz Group AG	723	51,521
Merck KGaA	45	8,485
MTU Aero Engines AG	101	19,999
Muenchener Rueckversicherungs-Gesellschaft AG	90	22,083
Mutares SE & Co. KGaA	68	1,606
Nagarro SE(1)	17	2,322
Nemetschek SE	56	4,010
New Work SE	11	1,651
Nordex SE(1)	241	2,864
Norma Group SE	56	1,468
PATRIZIA AG	30	415
Pfeiffer Vacuum Technology AG	9	1,550
Porsche Automobil Holding SE, Preference Shares	173	14,170
ProSiebenSat.1 Media SE	205	2,235
Puma SE	64	4,776
PVA TePla AG(1)	47	1,232
QIAGEN NV(1)	290	13,326
Rational AG	5	3,255
Rheinmetall AG	155	31,343
S&T AG	174	2,993
SAF-Holland SE	90	745
SAP SE, ADR	225	22,464
Sartorius AG, Preference Shares	14	5,660
Schaeffler AG, Preference Shares	393	2,485
Scout24 SE	62	3,846
Secunet Security Networks AG	4	1,428
SGL Carbon SE(1)	148	931
Siemens AG	283	37,357
Siemens Energy AG(1)	401	7,754
Siemens Healthineers AG	190	11,418
Sixt SE	46	6,213
Sixt SE, Preference Shares	58	4,587
Stabilus SA	15	835
STRATEC SE	26	2,910
Stroeer SE & Co. KGaA	68	3,800
SUESS MicroTec SE(1)	36	651
Symrise AG	69	7,625
Synlab AG	55	1,093
TAG Immobilien AG	240	4,349
TeamViewer AG(1)	400	5,606
Telefonica Deutschland Holding AG	3,970	12,635
Uniper SE	20	518
United Internet AG	243	7,986
Varta AG	51	4,548
Vitesco Technologies Group AG, Class A(1)	93	4,404
Volkswagen AG	27	6,120
Volkswagen AG, Preference Shares	157	26,203
Vonovia SE	799	30,477
Wacker Chemie AG	49	8,794
Wacker Neuson SE	64	1,406
Zalando SE(1)	181	7,364
		1,201,316
Hong Kong — 2.6%
AIA Group Ltd.	10,600	109,818
ASM Pacific Technology Ltd.	1,400	12,747

Bank of East Asia Ltd.	6,600	9,557
BOC Hong Kong Holdings Ltd.	6,500	24,976
Budweiser Brewing Co. APAC Ltd.	1,000	2,654
Cafe de Coral Holdings Ltd.	2,000	3,151
Chow Tai Fook Jewellery Group Ltd.	1,000	1,731
CITIC Telecom International Holdings Ltd.	2,000	678
CK Asset Holdings Ltd.	5,000	32,601
CK Hutchison Holdings Ltd.	2,000	14,167
Cowell e Holdings, Inc.(1)	2,000	1,884
E-Commodities Holdings Ltd.	10,000	2,481
EC Healthcare	1,000	1,045
Esprit Holdings Ltd.(1)	2,500	430
ESR Cayman Ltd.(1)	1,200	3,549
First Pacific Co. Ltd.	2,000	876
Fosun Tourism Group(1)	400	558
Futu Holdings Ltd., ADR(1)	19	698
Hang Lung Group Ltd.	4,000	7,482
Hang Lung Properties Ltd.	7,000	13,082
Hang Seng Bank Ltd.	900	15,724
Henderson Land Development Co. Ltd.	4,000	16,949
HKBN Ltd.	1,000	1,272
HKT Trust & HKT Ltd.	4,000	5,507
Hong Kong Exchanges & Clearing Ltd.	400	17,259
Hongkong Land Holdings Ltd.	2,000	9,253
Hysan Development Co. Ltd.	1,000	2,968
IGG, Inc.	2,000	808
Johnson Electric Holdings Ltd.	500	651
K Wah International Holdings Ltd.	4,000	1,514
Kerry Properties Ltd.	3,000	7,776
Luk Fook Holdings International Ltd.	1,000	2,320
Man Wah Holdings Ltd.	1,600	1,588
MTR Corp. Ltd.	1,000	5,394
New World Development Co. Ltd.	7,000	26,639
NWS Holdings Ltd.	9,000	9,155
Pacific Textiles Holdings Ltd.	4,000	1,837
PC Partner Group Ltd.	2,000	2,797
PCCW Ltd.	5,000	2,726
Perfect Medical Health Management Ltd.	1,000	579
Sa Sa International Holdings Ltd.(1)	2,000	367
Shangri-La Asia Ltd.(1)	2,000	1,513
Singamas Container Holdings Ltd.	8,000	1,325
Sino Land Co. Ltd.	12,000	16,988
Sun Hung Kai Properties Ltd.	2,000	24,452
Swire Properties Ltd.	3,000	7,335
Techtronic Industries Co. Ltd.	500	6,532
Texhong Textile Group Ltd.	2,000	2,158
Time Interconnect Technology Ltd.	8,000	1,446
Value Partners Group Ltd.	5,000	2,003
VSTECS Holdings Ltd.	2,000	1,649
VTech Holdings Ltd.	600	4,484
Wharf Real Estate Investment Co. Ltd.	2,000	9,651
Yue Yuen Industrial Holdings Ltd.(1)	3,500	5,088
Zensun Enterprises Ltd.	3,000	1,324
		463,196

Ireland — 0.5%
AIB Group PLC	2,778	7,438
Bank of Ireland Group PLC	3,344	22,592
Cairn Homes PLC(1)	2,642	3,041
Dalata Hotel Group PLC(1)	749	3,354
Glenveagh Properties PLC(1)	2,274	2,336
Kerry Group PLC, A Shares	124	12,838
Kingspan Group PLC	89	7,327
Origin Enterprises PLC	1,345	6,436
Smurfit Kappa Group PLC	635	25,670
Uniphar PLC(1)	276	1,110
		92,142
Israel — 0.8%
AFI Properties Ltd.	10	545
Africa Israel Residences Ltd.	23	1,363
Airport City Ltd.(1)	81	1,514
Alony Hetz Properties & Investments Ltd.	155	2,260
Amot Investments Ltd.	268	1,806
Argo Properties NV(1)	14	419
AudioCodes Ltd.	19	436
Aura Investments Ltd.	224	407
Azorim-Investment Development & Construction Co. Ltd.	229	968
Azrieli Group Ltd.	25	1,877
B Communications Ltd.(1)	131	565
Bank Hapoalim BM	1,296	12,000
Bank Leumi Le-Israel BM	1,523	15,164
Big Shopping Centers Ltd.	9	1,293
Blue Square Real Estate Ltd.	15	1,119
Caesarstone Ltd.	61	556
Camtek Ltd.(1)	14	411
Carasso Motors Ltd.	276	1,485
Cellebrite DI Ltd.(1)	56	270
Check Point Software Technologies Ltd.(1)	70	8,756
Cognyte Software Ltd.(1)	125	885
CyberArk Software Ltd.(1)	13	1,806
Danel Adir Yeoshua Ltd.	11	1,461
Delek Automotive Systems Ltd.	246	3,242
Delta Galil Industries Ltd.	27	1,600
Electra Consumer Products 1970 Ltd.	25	1,126
Energix-Renewable Energies Ltd.	106	323
Formula Systems 1985 Ltd.	4	373
Fox Wizel Ltd.	14	1,776
Gazit-Globe Ltd.	165	1,169
Gilat Satellite Networks Ltd.(1)	90	594
Hilan Ltd.	33	1,928
ICL Group Ltd.	724	8,088
Infinya Ltd.	10	857
Isracard Ltd.	981	4,166
Israel Land Development - Urban Renewal Ltd.	64	1,041
Israel Shipyards Industries	16	525
Isras Investment Co. Ltd.	4	831
Ituran Location and Control Ltd.	66	1,654
Luzon Group	932	623
M Yochananof & Sons Ltd.	16	928
Magic Software Enterprises Ltd.	79	1,348

Matrix IT Ltd.	53	1,255
Maytronics Ltd.	34	612
Mega Or Holdings Ltd.	24	796
Melisron Ltd.(1)	21	1,514
Mivne Real Estate KD Ltd.	575	1,847
Mizrahi Tefahot Bank Ltd.	180	5,922
Nano Dimension Ltd., ADR(1)	100	298
Neto Malinda Trading Ltd.(1)	24	1,050
Nice Ltd., ADR(1)	19	3,776
Norstar Holdings, Inc.	55	611
Nova Ltd.(1)	36	3,804
One Software Technologies Ltd.	90	1,387
OY Nofar Energy Ltd.	16	431
Perion Network Ltd.(1)	118	2,336
Property & Building Corp. Ltd.(1)	5	416
RADA Electronic Industries Ltd.(1)	26	313
Radware Ltd.(1)	59	1,424
Retailors Ltd.	49	1,064
Sapiens International Corp. NV	37	934
Scope Metals Group Ltd.	50	2,266
Strauss Group Ltd.	82	2,156
Summit Real Estate Holdings Ltd.	46	896
Tamar Petroleum Ltd.	194	569
Tel Aviv Stock Exchange Ltd.	134	656
Teva Pharmaceutical Industries Ltd., ADR(1)	812	7,389
Wix.com Ltd.(1)	12	756
YH Dimri Construction & Development Ltd.	14	1,101
ZIM Integrated Shipping Services Ltd.	73	4,648
		139,785
Italy — 2.3%
ACEA SpA	275	4,999
Amplifon SpA	195	6,720
Anima Holding SpA	315	1,519
Arnoldo Mondadori Editore SpA	450	895
Assicurazioni Generali SpA	757	13,778
Atlantia SpA	1,015	24,607
Autogrill SpA(1)	599	4,507
Azimut Holding SpA	314	6,728
Banca Generali SpA	184	6,447
Banca IFIS SpA	162	2,956
Banco BPM SpA	5,905	20,627
BFF Bank SpA	290	2,258
Brembo SpA	194	2,254
Brunello Cucinelli SpA	147	7,372
Cairo Communication SpA	469	1,029
Carel Industries SpA	46	1,102
CNH Industrial NV	1,923	28,744
d'Amico International Shipping SA(1)	3,497	763
Davide Campari-Milano NV	175	1,871
De' Longhi SpA	159	3,862
DiaSorin SpA	6	790
Digital Bros SpA	16	436
Digital Value SpA(1)	6	469
doValue SpA	221	1,859
Enav SpA(1)	271	1,255

Ferrari NV	86	16,781
Fila SpA	60	602
Fincantieri SpA(1)	2,939	1,835
FinecoBank Banca Fineco SpA	644	9,126
Geox SpA(1)	396	346
GVS SpA	54	468
Infrastrutture Wireless Italiane SpA	123	1,371
Interpump Group SpA	20	914
Intesa Sanpaolo SpA	16,474	35,981
Iveco Group NV(1)	566	3,606
Juventus Football Club SpA(1)	4,384	1,820
Leonardo SpA(1)	1,260	13,567
Maire Tecnimont SpA	645	2,272
MARR SpA	46	685
Mediobanca Banca di Credito Finanziario SpA	1,060	10,875
MFE-MediaForEurope NV, Class A(1)	1,339	769
MFE-MediaForEurope NV, Class B	1,255	1,057
Moncler SpA	96	4,619
Nexi SpA(1)	83	846
OVS SpA(1)	760	1,560
Piaggio & C SpA	507	1,336
Poste Italiane SpA	894	9,684
Prysmian SpA	295	9,528
RAI Way SpA	521	2,998
Reply SpA	14	1,908
Safilo Group SpA(1)	544	842
Salvatore Ferragamo SpA	221	3,865
Sanlorenzo SpA/Ameglia	23	844
Sesa SpA	29	3,998
Societa Cattolica Di Assicurazione SpA	105	761
Stellantis NV	2,113	31,702
Technogym SpA	246	1,904
Terna - Rete Elettrica Nazionale	2,775	23,523
Tod's SpA(1)	35	1,311
UniCredit SpA	3,441	40,346
Unieuro SpA	64	1,226
Unipol Gruppo SpA	1,046	5,597
Wiit SpA	31	734
		399,054
Japan — 20.3%
A&D HOLON Holdings Co. Ltd.	100	773
Advantest Corp.	200	13,642
Adways, Inc.	100	540
Aeon Co. Ltd.	1,200	21,904
Aeon Fantasy Co. Ltd.	100	1,883
Aeon Mall Co. Ltd.	500	6,037
Aiful Corp.	900	2,435
Aiming, Inc.	100	238
Ain Holdings, Inc.	100	4,487
Air Water, Inc.	800	10,794
Aisan Industry Co. Ltd.	400	2,263
Aisin Corp.	300	9,822
Ajinomoto Co., Inc.	500	12,119
Akatsuki, Inc.	100	2,235
Akebono Brake Industry Co. Ltd.(1)	400	454

Alfresa Holdings Corp.	200	2,626
Alpen Co. Ltd.	100	1,495
Alps Alpine Co. Ltd.	600	6,437
Amada Co. Ltd.	600	4,807
Anritsu Corp.	400	4,435
AOKI Holdings, Inc.	100	520
Aoyama Trading Co. Ltd.	200	1,359
Aoyama Zaisan Networks Co. Ltd.	100	765
Aozora Bank Ltd.	400	8,297
Arata Corp.	100	3,107
Arcland Sakamoto Co. Ltd.	100	1,149
Arcland Service Holdings Co. Ltd.	100	1,598
Arcs Co. Ltd.	200	2,997
Argo Graphics, Inc.	100	2,423
Arisawa Manufacturing Co. Ltd.	100	850
ArtSpark Holdings, Inc.	200	1,220
Aruhi Corp.	100	744
Asahi Group Holdings Ltd.	100	3,351
Asahi Holdings, Inc.	400	6,425
Asahi Intecc Co. Ltd.	100	1,505
Asahi Kasei Corp.	2,900	23,431
Asics Corp.	400	6,868
ASKA Pharmaceutical Holdings Co. Ltd.	100	762
Astellas Pharma, Inc.	700	11,180
Atrae, Inc.(1)	100	1,437
Autobacs Seven Co. Ltd.	400	4,230
Avant Corp.	100	1,030
Axial Retailing, Inc.	100	2,365
Azbil Corp.	100	2,947
Bandai Namco Holdings, Inc.	200	14,855
Bank of Kyoto Ltd.	100	4,298
Belluna Co. Ltd.	400	2,065
Benesse Holdings, Inc.	400	6,400
BeNext-Yumeshin Group Co.	100	1,113
Bic Camera, Inc.	400	3,518
BML, Inc.	100	2,680
Bridgestone Corp.	800	31,590
Brother Industries Ltd.	800	14,724
Canon Marketing Japan, Inc.	100	2,339
Canon, Inc., ADR	446	11,324
Capcom Co., Ltd.	400	11,260
Casio Computer Co. Ltd.	300	2,738
Central Japan Railway Co.	100	12,387
Charm Care Corp. KK	100	847
Chiba Bank Ltd.	1,300	6,759
Chiyoda Corp.(1)	100	343
Chugai Pharmaceutical Co. Ltd.	700	19,137
Citizen Watch Co. Ltd.	1,200	5,112
CMIC Holdings Co. Ltd.	100	1,118
CMK Corp.	100	369
Coca-Cola Bottlers Japan Holdings, Inc.	400	4,261
COLOPL, Inc.	100	493
Comture Corp.	100	2,195
Concordia Financial Group Ltd.	1,500	5,105
Credit Saison Co. Ltd.	800	9,329

CyberAgent, Inc.	600	6,436
Dai Nippon Printing Co. Ltd.	400	9,152
Dai-ichi Life Holdings, Inc.	1,700	35,127
Daifuku Co. Ltd.	100	6,270
Daiichi Sankyo Co. Ltd.	800	21,216
Daikin Industries Ltd.	100	16,081
Daishinku Corp.	400	3,176
Daito Trust Construction Co. Ltd.	200	17,665
Daiwa House Industry Co. Ltd.	500	12,042
Daiwa Securities Group, Inc.	2,600	12,673
DCM Holdings Co. Ltd.	400	3,284
DeNA Co. Ltd.	100	1,443
Dentsu Group, Inc.	400	13,317
Dexerials Corp.	400	13,373
Digital Garage, Inc.	200	5,984
Digital Holdings, Inc.	100	1,011
Direct Marketing MiX, Inc.	100	1,403
Disco Corp.	100	26,999
E-Guardian, Inc.	100	2,271
Eagle Industry Co. Ltd.	100	786
East Japan Railway Co.	200	10,253
Ebara Corp.	400	17,180
EDION Corp.	400	3,755
Eiken Chemical Co. Ltd.	100	1,317
Eisai Co. Ltd.	100	4,118
Eizo Corp.	100	2,686
Elan Corp.	100	820
Elematec Corp.	200	2,023
en Japan, Inc.	100	1,545
eRex Co. Ltd.	100	1,598
Exedy Corp.	100	1,313
F.C.C. Co. Ltd.	400	4,134
FANUC CORP.	100	16,300
Ferrotec Holdings Corp.	100	2,341
Fibergate, Inc.	100	798
Financial Products Group Co. Ltd.	400	2,941
Fixstars Corp.	100	660
FP Corp.	100	2,113
Fuji Electric Co. Ltd.	400	18,759
Fuji Oil Co. Ltd.	200	501
Fuji Seal International, Inc.	200	2,417
Fuji Soft, Inc.	100	5,663
FUJIFILM Holdings Corp.	100	5,508
Fujikura Ltd.	1,000	6,100
Fujitsu Ltd.	200	30,031
Fukuoka Financial Group, Inc.	600	10,334
Fukuyama Transporting Co. Ltd.	100	2,517
FULLCAST Holdings Co. Ltd.	100	1,768
Funai Soken Holdings, Inc.	100	1,658
Furukawa Electric Co. Ltd.	400	6,662
Furuno Electric Co. Ltd.	100	780
Future Corp.	100	1,277
Fuyo General Lease Co. Ltd.	100	5,718
G-7 Holdings, Inc.	100	1,099
G-Tekt Corp.	100	992

GLOBERIDE, Inc.	100	1,802
Glory Ltd.	400	6,187
GMO Financial Holdings, Inc.	200	1,205
GMO Payment Gateway, Inc.	100	8,243
GS Yuasa Corp.	300	4,815
GungHo Online Entertainment, Inc.	400	7,535
Gunze Ltd.	100	2,844
H.U. Group Holdings, Inc.	400	8,304
H2O Retailing Corp.	400	2,925
Hachijuni Bank Ltd.	900	3,152
Hakuhodo DY Holdings, Inc.	500	5,060
Hamakyorex Co. Ltd.	100	2,276
Hamamatsu Photonics KK	100	4,657
Hankyu Hanshin Holdings, Inc.	400	10,727
Hanwa Co. Ltd.	200	4,623
Happinet Corp.	100	1,228
Haseko Corp.	800	9,543
Heiwa Real Estate Co. Ltd.	200	5,854
Heiwado Co. Ltd.	100	1,459
Hitachi Construction Machinery Co. Ltd.	300	7,026
Hitachi Transport System Ltd.	100	6,610
Hokko Chemical Industry Co. Ltd.	100	782
Hokkoku Financial Holdings, Inc.	100	3,179
Honda Motor Co. Ltd., ADR	1,415	35,234
Honeys Holdings Co. Ltd.	100	823
Hoosiers Holdings	200	1,250
Horiba Ltd.	100	5,157
Hosiden Corp.	100	946
Hoya Corp.	100	10,644
HS Holdings Co. Ltd.	400	4,136
Hulic Co. Ltd.	1,100	8,976
Ibiden Co. Ltd.	200	7,250
Ichiyoshi Securities Co. Ltd.	200	983
Idec Corp.	100	2,058
IDOM, Inc.	400	2,091
Iida Group Holdings Co. Ltd.	400	6,310
Inaba Denki Sangyo Co. Ltd.	400	8,042
Infocom Corp.	100	1,666
INFRONEER Holdings, Inc.	700	5,066
Intage Holdings, Inc.	100	1,090
Internet Initiative Japan, Inc.	400	14,679
Isetan Mitsukoshi Holdings Ltd.	400	3,342
Ishihara Sangyo Kaisha Ltd.	400	3,214
Isuzu Motors Ltd.	1,300	15,256
Itochu Techno-Solutions Corp.	100	2,487
IwaiCosmo Holdings, Inc.	100	938
J Front Retailing Co. Ltd.	1,000	8,081
J Trust Co. Ltd.	400	1,434
J-Oil Mills, Inc.	100	1,180
Jaccs Co. Ltd.	100	2,601
JAFCO Group Co. Ltd.	200	2,431
Japan Aviation Electronics Industry Ltd.	400	6,112
Japan Communications, Inc.(1)	400	621
Japan Exchange Group, Inc.	800	12,656
Japan Lifeline Co. Ltd.	300	2,132

Japan Material Co. Ltd.	100	1,384
Japan Post Bank Co. Ltd.	400	3,082
Japan Post Holdings Co. Ltd.	2,400	17,925
Japan Post Insurance Co. Ltd.	700	11,655
Japan Wool Textile Co. Ltd.	200	1,430
Joyful Honda Co. Ltd.	200	2,473
JTEKT Corp.	700	5,333
Juki Corp.	100	531
Juroku Financial Group, Inc.	100	1,737
Justsystems Corp.	100	3,639
JVCKenwood Corp.	600	886
K's Holdings Corp.	700	6,999
Kaga Electronics Co. Ltd.	100	2,407
Kakaku.com, Inc.	100	1,971
Kamigumi Co. Ltd.	300	5,948
Kanamoto Co. Ltd.	100	1,469
Kanematsu Corp.	400	4,054
Kao Corp.	400	16,079
Kato Sangyo Co. Ltd.	100	2,438
KDDI Corp.	1,900	66,284
Keisei Electric Railway Co. Ltd.	100	2,610
Kenko Mayonnaise Co. Ltd.	100	1,043
KH Neochem Co. Ltd.	400	7,830
Kintetsu Group Holdings Co. Ltd.	100	2,922
Kintetsu World Express, Inc.	100	3,243
Kirin Holdings Co. Ltd.	400	6,187
Kito Corp.	100	2,048
Koa Corp.	100	1,316
Kohnan Shoji Co. Ltd.	100	2,838
Kokusai Pulp & Paper Co. Ltd.	400	1,213
Kokuyo Co. Ltd.	400	5,112
Komatsu Ltd.	900	22,376
KOMEDA Holdings Co. Ltd.	100	1,724
Konica Minolta, Inc.	600	2,005
Kubota Corp.	700	12,919
Kurabo Industries Ltd.	100	1,500
Kuraray Co. Ltd.	1,300	10,858
Kurita Water Industries Ltd.	200	7,700
Kusuri no Aoki Holdings Co. Ltd.	100	4,244
Kyocera Corp.	200	11,242
Kyowa Kirin Co. Ltd.	100	2,154
Kyushu Financial Group, Inc.	600	1,764
LAND Co. Ltd.	5,200	405
Lasertec Corp.	100	14,474
Lawson, Inc.	200	7,092
Leopalace21 Corp.(1)	200	455
Lintec Corp.	200	3,724
Lion Corp.	100	1,116
Lixil Corp.	500	9,513
m-up Holdings, Inc.	100	925
M3, Inc.	200	5,752
Mabuchi Motor Co. Ltd.	100	2,746
Macnica Fuji Electronics Holdings, Inc.	200	4,404
Mani, Inc.	100	1,139
Marui Group Co. Ltd.	200	3,794

Maruzen Showa Unyu Co. Ltd.	100	2,378
Marvelous, Inc.	100	553
Maxell Ltd.	400	3,905
Mazda Motor Corp.	1,800	15,293
McDonald's Holdings Co. Japan Ltd.	200	7,784
Mebuki Financial Group, Inc.	3,500	6,661
Medical Data Vision Co. Ltd.	100	734
Medipal Holdings Corp.	400	5,582
Meidensha Corp.	100	1,602
MEIJI Holdings Co. Ltd.	300	14,781
Meiko Electronics Co. Ltd.	100	3,546
Meitec Corp.	100	5,346
Menicon Co. Ltd.	100	2,079
Micronics Japan Co. Ltd.	400	4,541
MINEBEA MITSUMI, Inc.	600	11,131
Mitsubishi Electric Corp.	1,700	18,627
Mitsubishi Estate Co. Ltd.	800	11,895
Mitsubishi HC Capital, Inc.	2,200	10,505
Mitsubishi Heavy Industries Ltd.	800	30,525
Mitsubishi Logistics Corp.	100	2,359
Mitsubishi Pencil Co. Ltd.	100	1,044
Mitsubishi Research Institute, Inc.	100	3,203
Mitsubishi Shokuhin Co. Ltd.	100	2,413
Mitsubishi UFJ Financial Group, Inc., ADR	10,138	57,482
Mitsui Chemicals, Inc.	700	17,136
Mitsui Fudosan Co. Ltd.	600	13,120
Mitsui-Soko Holdings Co. Ltd.	100	2,267
Mixi, Inc.	100	1,637
Mizuho Financial Group, Inc., ADR	12,449	29,006
Mizuho Leasing Co. Ltd.	100	2,375
Mizuno Corp.	100	1,748
MonotaRO Co. Ltd.	300	4,380
Morinaga & Co. Ltd.	100	3,045
MS&AD Insurance Group Holdings, Inc.	800	25,453
Murata Manufacturing Co. Ltd.	600	38,556
Nabtesco Corp.	500	11,844
Nagahori Corp.	100	616
Nagase & Co. Ltd.	400	5,631
Nankai Electric Railway Co. Ltd.	100	1,863
NEC Corp.	300	12,050
Neturen Co. Ltd.	400	1,983
Nexon Co. Ltd.	200	4,930
NGK Insulators Ltd.	800	11,840
NGK Spark Plug Co. Ltd.	500	9,473
NHK Spring Co. Ltd.	800	5,733
Nichias Corp.	300	5,251
Nichicon Corp.	100	1,030
Nichiha Corp.	100	1,865
Nidec Corp.	100	6,686
Nifco, Inc.	400	9,329
Nihon Chouzai Co. Ltd.	100	953
Nihon House Holdings Co. Ltd.	200	653
Nihon M&A Center Holdings, Inc.	400	4,590
Nihon Unisys Ltd.	300	6,554
Nikkon Holdings Co. Ltd.	300	4,690

Nikon Corp.	400	4,963
Nintendo Co. Ltd.	100	44,649
Nippon Chemi-Con Corp.(1)	100	1,410
Nippon Coke & Engineering Co. Ltd.	600	591
Nippon Denko Co. Ltd.	400	1,097
NIPPON EXPRESS HOLDINGS, Inc.	300	17,426
Nippon Paper Industries Co. Ltd.	400	2,931
Nippon Parking Development Co. Ltd.	400	499
Nippon Pillar Packing Co. Ltd.	100	2,232
Nippon Sanso Holdings Corp.	200	3,749
Nippon Seiki Co. Ltd.	300	2,056
Nippon Shokubai Co. Ltd.	100	4,103
Nippon Signal Co. Ltd.	100	694
Nippon Soda Co. Ltd.	100	3,107
Nippon Steel Trading Corp.	100	4,165
Nippon Telegraph & Telephone Corp.	1,300	39,718
Nippon Thompson Co. Ltd.	400	1,718
Nippon Yakin Kogyo Co. Ltd.	100	1,710
Nipro Corp.	600	4,753
Nishi-Nippon Railroad Co. Ltd.	400	8,502
Nishimatsuya Chain Co. Ltd.	400	4,547
Nishio Rent All Co. Ltd.	100	2,101
Nissan Chemical Corp.	200	11,243
Nissha Co. Ltd.	400	4,597
Nissin Electric Co. Ltd.	200	2,279
Nitto Denko Corp.	300	21,732
Nohmi Bosai Ltd.	100	1,311
Nojima Corp.	400	9,120
NOK Corp.	400	3,577
Nomura Co. Ltd.	100	703
NSD Co. Ltd.	100	1,799
NSK Ltd.	400	2,276
NTT Data Corp.	800	12,517
Obayashi Corp.	1,800	12,744
Odakyu Electric Railway Co. Ltd.	400	5,278
Oji Holdings Corp.	3,300	14,527
Okamura Corp.	200	1,708
Oki Electric Industry Co. Ltd.	400	2,324
Okinawa Financial Group, Inc.	100	1,665
Olympus Corp.	900	18,809
Omron Corp.	100	5,739
Ono Pharmaceutical Co. Ltd.	200	5,295
Onward Holdings Co. Ltd.	400	810
Open House Group Co. Ltd.	100	4,163
Oracle Corp. (Tokyo)(1)	100	6,054
Oriental Land Co. Ltd.	100	14,861
ORIX Corp., ADR	346	32,953
Otsuka Corp.	100	3,163
Pacific Industrial Co. Ltd.	400	3,305
Pan Pacific International Holdings Corp.	400	6,137
Park24 Co. Ltd.(1)	400	6,268
PeptiDream, Inc.(1)	100	1,244
Persol Holdings Co. Ltd.	400	7,752
Pigeon Corp.	200	2,864
Pilot Corp.	100	3,892

Pola Orbis Holdings, Inc.	100	1,221
Poletowin Pitcrew Holdings, Inc.	400	3,183
Premium Group Co. Ltd.	100	3,157
Press Kogyo Co. Ltd.	400	1,280
Prestige International, Inc.	400	1,986
Rakus Co. Ltd.	100	1,231
Rakuten Group, Inc.	1,300	7,268
Recruit Holdings Co. Ltd.	500	18,097
Relia, Inc.	100	853
Relo Group, Inc.	200	3,287
Renesas Electronics Corp.(1)	900	10,512
Rengo Co. Ltd.	1,000	5,400
Resona Holdings, Inc.	5,300	19,925
Resorttrust, Inc.	400	6,629
Retail Partners Co. Ltd.	100	869
Ricoh Co. Ltd.	1,500	12,605
Ricoh Leasing Co. Ltd.	100	2,645
Rion Co. Ltd.	100	2,003
Riso Kyoiku Co. Ltd.	400	1,058
Rohm Co. Ltd.	100	8,174
Roland DG Corp.	100	2,397
Round One Corp.	400	4,685
Ryoden Corp.	100	1,276
Ryohin Keikaku Co. Ltd.	400	4,252
S-Pool, Inc.	400	3,782
Sangetsu Corp.	100	1,190
Sankyu, Inc.	200	5,986
Santen Pharmaceutical Co. Ltd.	400	3,226
Sanwa Holdings Corp.	800	7,665
Sapporo Holdings Ltd.	200	4,338
Sawai Group Holdings Co. Ltd.	100	2,950
SBS Holdings, Inc.	100	2,324
SCREEN Holdings Co. Ltd.	100	9,098
Scroll Corp.	400	2,618
SCSK Corp.	200	3,334
Secom Co. Ltd.	200	13,171
Seibu Holdings, Inc.	400	4,173
Seiko Epson Corp.	900	15,067
Seiko Holdings Corp.	100	2,015
Seino Holdings Co. Ltd.	400	3,191
Sekisui House Ltd.	400	7,107
Sekisui Jushi Corp.	100	1,301
Septeni Holdings Co. Ltd.	400	1,704
Seria Co. Ltd.	100	1,768
SG Holdings Co. Ltd.	700	12,623
Sharp Corp.	700	5,696
Shibaura Electronics Co. Ltd.	100	4,537
Shiga Bank Ltd.	100	2,158
Shikoku Bank Ltd.	100	622
Shimadzu Corp.	200	7,295
Shimamura Co. Ltd.	100	8,449
Shin Nippon Biomedical Laboratories Ltd.	100	1,279
Shin-Etsu Chemical Co. Ltd.	200	28,299
Shin-Etsu Polymer Co. Ltd.	100	859
Shinsei Bank Ltd.	100	1,499

Shionogi & Co. Ltd.	100	5,327
Ship Healthcare Holdings, Inc.	400	7,102
Shiseido Co. Ltd.	300	12,584
Shoei Co. Ltd.	100	3,726
Showa Denko KK	500	9,669
SIGMAXYZ Holdings, Inc.	100	878
SKY Perfect JSAT Holdings, Inc.	800	2,880
Skylark Holdings Co. Ltd.(1)	400	4,797
SMS Co. Ltd.	100	2,310
Softbank Corp.	1,900	21,889
SoftBank Group Corp.	900	37,277
Sohgo Security Services Co. Ltd.	100	2,760
Solasto Corp.	100	542
Sompo Holdings, Inc.	700	31,895
Sony Group Corp., ADR	665	62,557
Square Enix Holdings Co. Ltd.	100	4,945
Star Micronics Co. Ltd.	400	5,219
Subaru Corp.	600	10,415
Sugi Holdings Co. Ltd.	100	4,177
SUMCO Corp.	800	12,891
Sumitomo Bakelite Co. Ltd.	100	3,356
Sumitomo Dainippon Pharma Co., Ltd.	400	3,423
Sumitomo Electric Industries Ltd.	900	9,968
Sumitomo Forestry Co. Ltd.	400	6,137
Sumitomo Mitsui Financial Group, Inc., ADR	6,243	38,082
Sumitomo Mitsui Trust Holdings, Inc.	500	15,123
Sumitomo Realty & Development Co. Ltd.	500	13,480
Sumitomo Rubber Industries Ltd.	600	5,467
Sumitomo Warehouse Co. Ltd.	100	1,664
Sun Frontier Fudousan Co. Ltd.	400	3,269
Sundrug Co. Ltd.	200	4,329
Suntory Beverage & Food Ltd.	400	15,000
Suzuken Co. Ltd.	400	10,905
Suzuki Motor Corp.	400	11,846
SWCC Showa Holdings Co. Ltd.	400	5,398
Sysmex Corp.	100	6,694
Systena Corp.	500	1,618
Syuppin Co. Ltd.	100	1,127
T&D Holdings, Inc.	1,100	12,708
T-Gaia Corp.	100	1,268
Taisei Corp.	400	11,927
Taiyo Yuden Co. Ltd.	300	12,230
Takara Bio, Inc.	100	1,415
Takara Holdings, Inc.	400	2,970
Takasago Thermal Engineering Co. Ltd.	400	4,812
Takashimaya Co. Ltd.	400	3,976
Takeda Pharmaceutical Co. Ltd., ADR	1,255	18,085
Tama Home Co. Ltd.	100	1,837
Tanaka Chemical Corp.(1)	100	987
Tanseisha Co. Ltd.	100	635
TDK Corp.	700	24,041
TechMatrix Corp.	200	2,500
TechnoPro Holdings, Inc.	400	9,172
Teijin Ltd.	900	9,256
Terumo Corp.	200	6,457

TIS, Inc.	400	10,431
TKC Corp.	100	2,610
Toagosei Co. Ltd.	400	3,175
Toho Co. Ltd.	100	3,941
Tokai Carbon Co. Ltd.	400	3,372
Tokai Corp/Gifu	100	1,320
Tokai Rika Co. Ltd.	100	1,086
Tokio Marine Holdings, Inc.	600	34,910
Tokyo Century Corp.	100	3,357
Tokyo Electron Ltd.	100	45,838
Tokyo Kiraboshi Financial Group, Inc.	100	1,471
Tokyo Seimitsu Co. Ltd.	200	7,694
Tokyo Tatemono Co. Ltd.	700	9,312
Tokyu Corp.	400	4,539
Tokyu Fudosan Holdings Corp.	1,000	5,159
Tomy Co. Ltd.	400	3,990
Topcon Corp.	400	5,679
Toppan, Inc.	400	7,518
Toray Industries, Inc.	3,300	17,035
Torishima Pump Manufacturing Co. Ltd.	100	1,006
Tosei Corp.	100	872
Toshiba TEC Corp.	100	3,136
TOTO Ltd.	100	3,368
Toyo Ink SC Holdings Co. Ltd.	400	5,924
Toyo Seikan Group Holdings Ltd.	600	6,401
Toyo Tire Corp.	300	4,007
Toyobo Co. Ltd.	400	3,196
Toyoda Gosei Co. Ltd.	400	6,326
Toyota Boshoku Corp.	200	3,232
Toyota Motor Corp., ADR	685	113,963
Transcosmos, Inc.	100	2,681
TRE Holdings Corp.	400	6,943
Trend Micro, Inc.	300	17,637
Trusco Nakayama Corp.	100	1,424
TS Tech Co. Ltd.	400	4,068
TSI Holdings Co. Ltd.	400	1,016
Tsukuba Bank Ltd.	400	570
TV Asahi Holdings Corp.	100	1,126
Uchida Yoko Co. Ltd.	100	3,630
Ulvac, Inc.	100	4,213
Unicharm Corp.	400	13,724
Unipres Corp.	400	2,759
Unitika Ltd.(1)	400	728
Ushio, Inc.	100	1,377
USS Co. Ltd.	400	7,276
UT Group Co. Ltd.	100	1,883
UUUM Co. Ltd.(1)	100	1,097
Vector, Inc.	100	874
VT Holdings Co. Ltd.	400	1,422
Wacoal Holdings Corp.	100	1,546
Wacom Co. Ltd.	400	3,001
Wakita & Co. Ltd.	100	854
Warabeya Nichiyo Holdings Co. Ltd.	100	1,278
Welcia Holdings Co. Ltd.	100	2,013
West Japan Railway Co.	100	3,693

Xebio Holdings Co. Ltd.	100	669
YAC Holdings Co. Ltd.	100	1,373
Yakult Honsha Co. Ltd.	100	5,503
YAMABIKO Corp.	100	918
Yamada Holdings Co. Ltd.	2,800	9,886
Yamaha Corp.	100	4,112
Yamaha Motor Co. Ltd.	700	14,166
Yamaichi Electronics Co. Ltd.	100	1,453
Yamato Holdings Co. Ltd.	800	13,836
Yamazen Corp.	400	2,926
Yaoko Co. Ltd.	100	5,001
Yaskawa Electric Corp.	200	6,933
Yellow Hat Ltd.	100	1,253
Yokogawa Electric Corp.	200	3,579
Yokohama Rubber Co. Ltd.	400	5,132
Yokorei Co. Ltd.	200	1,306
Yonex Co. Ltd.	200	1,682
Yuasa Trading Co. Ltd.	100	2,482
Z Holdings Corp.	400	1,319
Zenkoku Hosho Co. Ltd.	200	6,638
Zenrin Co. Ltd.	100	707
ZIGExN Co. Ltd.	200	576
ZOZO, Inc.	200	4,245
		3,565,167
Netherlands — 3.4%
Aalberts NV	178	8,820
ABN AMRO Bank NV, CVA	689	8,045
Adyen NV(1)	14	21,681
Aegon NV, NY Shares	7,444	39,974
AerCap Holdings NV(1)	449	22,199
Akzo Nobel NV	193	16,799
Arcadis NV	145	5,744
ASM International NV	58	17,984
ASML Holding NV, NY Shares	240	138,310
ASR Nederland NV	700	31,873
B&S Group Sarl	151	911
BE Semiconductor Industries NV	131	8,010
Brunel International NV	30	350
Coca-Cola Europacific Partners PLC	233	12,379
Constellium SE(1)	131	2,213
Corbion NV	66	2,383
Flow Traders	201	6,307
Heineken Holding NV	34	2,690
Heineken NV	149	14,982
IMCD NV	35	5,234
ING Groep NV, ADR	3,340	37,809
InPost SA(1)	70	478
Just Eat Takeaway.com NV(1)	91	2,025
Koninklijke Ahold Delhaize NV	1,788	49,305
Koninklijke BAM Groep NV(1)	1,507	4,318
Koninklijke DSM NV	93	15,661
Koninklijke KPN NV	11,234	40,891
Koninklijke Philips NV, NY Shares	493	12,783
NN Group NV	452	22,402

Ordina NV	176	898
Pharming Group NV(1)	2,389	1,966
PostNL NV	2,324	7,908
Prosus NV(1)	164	8,479
Randstad NV	161	9,058
Signify NV	16	638
TKH Group NV	192	9,337
Universal Music Group NV	236	5,276
Van Lanschot Kempen NV	16	420
Wolters Kluwer NV	85	8,387
		604,927
New Zealand — 0.3%
a2 Milk Co. Ltd.(1)	1,060	3,575
Arvida Group Ltd.	1,221	1,263
Auckland International Airport Ltd.(1)	1,164	5,660
Chorus Ltd.	1,916	8,894
Fisher & Paykel Healthcare Corp. Ltd.	164	2,238
Fletcher Building Ltd.	1,773	6,250
KMD Brands Ltd.	2,231	1,757
Mercury NZ Ltd.	956	3,421
Meridian Energy Ltd.	676	2,067
Pushpay Holdings Ltd.(1)	1,586	1,504
Ryman Healthcare Ltd.	508	3,305
Spark New Zealand Ltd.	3,237	10,238
		50,172
Norway — 0.9%
2020 Bulkers Ltd.	58	792
ABG Sundal Collier Holding ASA	1,508	1,132
Adevinta ASA(1)	119	997
Atea ASA(1)	89	1,043
Awilco LNG AS(1)	1,210	812
B2Holding ASA	747	685
Bakkafrost P/F	36	2,397
Belships ASA	611	1,564
Bonheur ASA	56	2,297
Borr Drilling Ltd.(1)	697	3,943
Borregaard ASA	126	2,478
Crayon Group Holding ASA(1)	56	865
DNB Bank ASA	930	18,861
Elopak ASA	476	849
Europris ASA	220	1,133
Fjordkraft Holding ASA	94	240
Gjensidige Forsikring ASA	173	3,780
Grieg Seafood ASA(1)	86	1,281
Hunter Group ASA(1)	632	236
Kahoot! ASA(1)	179	534
Kid ASA	113	1,108
Kitron ASA	300	606
Kongsberg Automotive ASA(1)	5,186	1,520
Kongsberg Gruppen ASA	144	5,151
Leroy Seafood Group ASA	337	2,649
Magseis Fairfield ASA(1)	1,399	907
Mowi ASA	480	12,529
Nordic Semiconductor ASA(1)	93	1,829

Norsk Hydro ASA	1,716	13,770
Norske Skog ASA(1)	80	505
Norwegian Energy Co. ASA(1)	228	9,116
Odfjell Drilling Ltd.(1)	865	2,508
Odfjell Technology Ltd.(1)	56	165
OKEA ASA(1)	321	1,864
Orkla ASA	424	3,337
Panoro Energy ASA(1)	550	1,863
Pareto Bank ASA	270	1,528
Protector Forsikring ASA	176	1,992
Rana Gruber ASA	178	1,061
Scatec ASA	24	244
Schibsted ASA, B Shares	140	2,590
Schibsted ASA, Class A	104	2,201
Solstad Offshore ASA(1)	548	2,214
SpareBank 1 Nord Norge	513	5,097
Sparebank 1 Oestlandet	106	1,532
SpareBank 1 SMN	574	7,793
SpareBank 1 SR-Bank ASA	383	4,889
Storebrand ASA	773	6,943
Telenor ASA	723	9,983
TGS ASA	445	7,340
TOMRA Systems ASA	80	1,632
Veidekke ASA	129	1,380
		163,765
Portugal — 0.2%
Altri SGPS SA	584	3,797
Corticeira Amorim SGPS SA	190	2,140
CTT-Correios de Portugal SA	600	2,410
EDP Renovaveis SA	239	5,847
Greenvolt-Energias Renovaveis SA(1)	149	1,170
Jeronimo Martins SGPS SA	336	6,869
Mota-Engil SGPS SA	234	343
Navigator Co. SA	326	1,455
NOS SGPS SA	1,106	4,697
Sonae SGPS SA	4,895	5,803
		34,531
Singapore — 1.4%
Ascendas India Trust	4,200	3,489
Aztech Global Ltd.	1,800	1,127
Bumitama Agri Ltd.	3,700	1,954
Capitaland Investment Ltd.	3,200	9,204
City Developments Ltd.	1,100	6,619
ComfortDelGro Corp. Ltd.	3,900	4,082
DBS Group Holdings Ltd.	1,700	38,327
Dyna Mac Holdings Ltd.(1)	3,000	416
Grab Holdings Ltd., Class A(1)	456	1,213
Hong Fok Corp. Ltd.	3,500	2,419
Hutchison Port Holdings Trust, U Shares	38,500	9,210
iFAST Corp. Ltd.	100	354
ISDN Holdings Ltd.	1,000	418
Jiutian Chemical Group Ltd.	17,400	1,356
Maxeon Solar Technologies Ltd.(1)	94	1,124
NetLink NBN Trust	4,900	3,468
Raffles Medical Group Ltd.	5,700	4,900

Riverstone Holdings Ltd.	5,800	3,108
Samudera Shipping Line Ltd.	2,300	1,349
SATS Ltd.(1)	900	2,864
Sea Ltd., ADR(1)	123	10,167
Sheng Siong Group Ltd.	3,500	3,905
SIA Engineering Co. Ltd.(1)	500	913
Singapore Exchange Ltd.	1,900	13,172
Singapore Post Ltd.	11,100	5,454
Singapore Technologies Engineering Ltd.	3,100	9,290
Singapore Telecommunications Ltd.	11,500	21,674
Stamford Land Corp. Ltd.	1,400	404
StarHub Ltd.	1,500	1,356
United Overseas Bank Ltd.	2,500	53,575
UOL Group Ltd.	2,400	13,009
Venture Corp. Ltd.	400	5,209
Yanlord Land Group Ltd.	4,800	3,909
Yoma Strategic Holdings Ltd.(1)	10,000	1,058
		240,096
Spain — 2.2%
Acciona SA	15	2,893
ACS Actividades de Construccion y Servicios SA	384	10,888
Aena SME SA(1)	93	14,188
Almirall SA	396	4,410
Amadeus IT Group SA(1)	280	17,423
Amper SA(1)	5,285	1,407
Applus Services SA	211	1,587
Atresmedia Corp. de Medios de Comunicacion SA	416	1,741
Banco Bilbao Vizcaya Argentaria SA, ADR	4,891	26,754
Banco de Sabadell SA	17,708	15,883
Banco Santander SA, ADR	16,141	51,813
Bankinter SA	1,026	6,524
CaixaBank SA	5,443	19,702
Cellnex Telecom SA	173	7,807
CIE Automotive SA	65	1,660
Construcciones y Auxiliar de Ferrocarriles SA	54	1,715
Deoleo SA(1)	770	300
Ebro Foods SA	54	957
eDreams ODIGEO SA(1)	65	493
Ence Energia y Celulosa SA	533	2,048
Ercros SA(1)	364	1,313
Ferrovial SA (Madrid)	181	4,668
Fluidra SA	66	1,747
Gestamp Automocion SA	538	2,112
Global Dominion Access SA	145	640
Grifols SA	66	1,389
Grupo Catalana Occidente SA	54	1,687
Iberdrola SA	6,222	73,721
Indra Sistemas SA(1)	201	2,192
Industria de Diseno Textil SA	456	10,992
Laboratorios Farmaceuticos Rovi SA	66	4,429
Mapfre SA	2,442	4,535
Mediaset Espana Comunicacion SA(1)	671	2,924
Melia Hotels International SA(1)	428	3,424
Metrovacesa SA	171	1,291
Neinor Homes SA	69	827

Obrascon Huarte Lain SA(1)	1,885	1,502
Prosegur Cash SA	1,171	911
Prosegur Cia de Seguridad SA	239	483
Red Electrica Corp. SA	651	13,488
Sacyr SA	1,594	4,526
Siemens Gamesa Renewable Energy SA(1)	54	1,047
Solaria Energia y Medio Ambiente SA(1)	256	5,966
Telefonica SA, ADR	7,486	39,825
Viscofan SA	157	8,446
		384,278
Sweden — 3.5%
AAK AB	311	5,340
AcadeMedia AB	284	1,448
AddTech AB, B Shares	438	7,407
AFRY AB	26	419
Alfa Laval AB	335	9,060
Alimak Group AB	34	306
Ambea AB	182	881
Arise AB(1)	178	800
Assa Abloy AB, B Shares	402	9,910
Atlas Copco AB, A Shares	1,240	13,916
Atlas Copco AB, B Shares	716	6,933
Atlas Copco AB, Class A(1)	186	152
Atlas Copco AB, Class B(1)	107	87
Atrium Ljungberg AB, B Shares	99	1,666
Attendo AB(1)	203	512
Avanza Bank Holding AB	305	7,348
Axfood AB	145	4,257
Axfood AB BTA	2	59
BE Group AB	33	499
Beijer Ref AB	221	3,518
Bilia AB, A Shares	367	5,594
BillerudKorsnas AB	386	5,214
BioGaia AB, B Shares	215	2,123
Biotage AB	140	2,855
Boliden AB	435	18,306
Bonava AB, B Shares	179	736
Boozt AB(1)	67	679
Bravida Holding AB	296	2,852
Bufab AB	16	517
Bure Equity AB	157	4,200
Byggmax Group AB	273	1,781
Castellum AB	370	7,195
Catena AB	64	2,808
Catena Media PLC(1)	295	1,289
Cibus Nordic Real Estate AB	102	2,274
Cint Group AB(1)	157	1,285
Clas Ohlson AB, B Shares	261	3,197
Cloetta AB, B Shares	914	2,027
Coor Service Management Holding AB	222	1,961
Corem Property Group AB, B Shares	1,082	2,160
Dios Fastigheter AB	222	2,016
Dometic Group AB	40	309
Electrolux AB, Class B	477	7,417
Electrolux Professional AB, B Shares	587	3,726

Elekta AB, B Shares	604	4,706
Embracer Group AB(1)	464	4,222
Epiroc AB, A Shares	597	11,576
Epiroc AB, B Shares	353	5,938
EQT AB	89	2,612
Essity AB, B Shares	386	10,139
Fabege AB	372	4,786
Fastighets AB Balder, B Shares(1)	654	4,732
Fortnox AB	794	4,699
G5 Entertainment AB	26	721
GARO AB	60	894
Getinge AB, B Shares	254	7,371
Granges AB	214	1,934
H & M Hennes & Mauritz AB, B Shares	724	9,993
Hanza Holding AB	84	356
Hemnet Group AB	83	1,204
Hexagon AB, B Shares	882	10,762
Hexatronic Group AB	40	1,820
Hexpol AB	424	4,000
HMS Networks AB	64	2,718
Hoist Finance AB(1)	257	862
Holmen AB, B Shares	134	6,893
Hufvudstaden AB, A Shares	262	3,597
Husqvarna AB, B Shares	504	4,548
Industrivarden AB, A Shares	163	4,228
Indutrade AB	409	9,247
Instalco AB	264	1,405
Intrum AB	84	1,915
Investment AB Latour, B Shares	54	1,327
Inwido AB	76	1,036
JM AB	165	3,648
Karnov Group AB	217	1,410
Karo Pharma AB(1)	66	392
Lindab International AB	215	4,167
Loomis AB	376	9,517
Mekonomen AB	124	1,477
Millicom International Cellular SA, SDR(1)	176	2,929
MIPS AB	33	2,202
Modern Times Group MTG AB, B Shares(1)	238	2,807
Mycronic AB	129	2,407
NCC AB, B Shares	265	3,330
New Wave Group AB, B Shares	204	3,324
Nibe Industrier AB, B Shares	492	4,295
Nobia AB	524	1,778
Nordea Bank Abp	2,686	27,340
Note AB(1)	25	537
Nyfosa AB	265	3,103
OX2 AB(1)	166	1,507
Pandox AB(1)	262	3,600
Paradox Interactive AB	177	3,317
Platzer Fastigheter Holding AB, B Shares	109	1,058
Ratos AB, B Shares	255	1,398
Resurs Holding AB	540	1,469
Rvrc Holding AB	81	572
Saab AB, B Shares	262	11,147

Samhallsbyggnadsbolaget i Norden AB	1,018	2,839
Samhallsbyggnadsbolaget i Norden AB, D Shares	159	411
Sandvik AB	416	8,551
Scandic Hotels Group AB(1)	532	2,187
Sectra AB, B Shares(1)	193	2,821
Securitas AB, B Shares	335	3,577
Sinch AB(1)	66	320
Skandinaviska Enskilda Banken AB, A Shares	1,254	13,869
Skanska AB, B Shares	969	16,737
SKF AB, B Shares	464	8,219
SkiStar AB	262	4,311
SolTech Energy Sweden AB(1)	423	849
Spotify Technology SA(1)	18	2,030
Stillfront Group AB(1)	451	1,153
Svenska Cellulosa AB SCA, B Shares	802	14,557
Svenska Handelsbanken AB, A Shares	1,985	19,562
Sweco AB, B Shares	191	2,265
Swedbank AB, A Shares	1,291	19,491
Tele2 AB, B Shares	749	9,160
Telefonaktiebolaget LM Ericsson, ADR	2,966	23,965
Telia Co. AB	4,594	18,837
Thule Group AB	60	2,012
Tobii AB(1)	114	277
Tobii Dynavox AB(1)	164	418
Trelleborg AB, B Shares	793	18,518
Viaplay Group AB, B Shares(1)	40	1,274
Vitec Software Group AB, B Shares	73	3,902
Vitrolife AB	16	474
Volvo AB, B Shares	1,304	22,871
Volvo AB, A Shares	178	3,262
Wallenstam AB, B Shares	384	2,113
Wihlborgs Fastigheter AB	589	4,989
		621,832
Switzerland — 8.3%
ABB Ltd., ADR	556	17,219
Adecco Group AG	424	16,529
Allreal Holding AG	33	6,043
ALSO Holding AG(1)	15	3,087
ams-OSRAM AG(1)	101	1,241
Arbonia AG	120	1,869
Ascom Holding AG	45	362
Autoneum Holding AG	9	1,174
Baloise Holding AG	131	22,301
Banque Cantonale Vaudoise	79	6,213
Barry Callebaut AG	7	15,373
Belimo Holding AG	4	1,602
Bossard Holding AG, Class A	10	2,168
Bucher Industries AG	19	7,075
Calida Holding AG	24	1,166
Cembra Money Bank AG	110	7,709
Chocoladefabriken Lindt & Spruengli AG, Participation Ceritificate	1	10,060
Cie Financiere Richemont SA, Class A	337	37,505
Clariant AG(1)	340	6,517
Comet Holding AG	14	2,746
Credit Suisse Group AG, ADR	3,054	21,531

DKSH Holding AG	167	13,959
dormakaba Holding AG	8	3,883
Flughafen Zurich AG(1)	38	6,434
Forbo Holding AG	4	5,743
Galenica AG	24	1,799
Geberit AG	19	10,433
Georg Fischer AG	271	15,282
Givaudan SA	3	11,036
Helvetia Holding AG	113	13,943
Huber + Suhner AG	43	3,738
Idorsia Ltd.(1)	81	1,347
Implenia AG(1)	14	313
Inficon Holding AG	7	6,153
Intershop Holding AG	3	2,087
Julius Baer Group Ltd.	328	16,940
Komax Holding AG	8	2,231
Kuehne + Nagel International AG	115	30,411
LEM Holding SA	1	1,848
Leonteq AG	49	3,016
Logitech International SA	519	31,747
Lonza Group AG	19	11,455
Mobilezone Holding AG	284	4,593
Mobimo Holding AG	18	4,754
Nestle SA	1,089	133,203
Novartis AG, ADR	2,641	240,173
OC Oerlikon Corp. AG	455	3,449
Partners Group Holding AG	20	21,520
Peach Property Group AG(1)	30	1,502
PolyPeptide Group AG(1)	16	1,259
PSP Swiss Property AG	114	13,585
Roche Holding AG	520	177,211
Roche Holding AG, Bearer Shares	15	5,863
Schindler Holding AG	36	7,224
Schindler Holding AG, Bearer Participation Certificate	73	15,019
Schweiter Technologies AG	2	2,022
SFS Group AG	44	4,994
SGS SA	9	22,379
SIG Group AG(1)	116	2,535
Sika AG	29	8,050
Softwareone Holding AG(1)	140	1,870
Sonova Holding AG	32	11,338
Stadler Rail AG	220	7,875
Straumann Holding AG	83	10,589
Sulzer AG	79	5,580
Swatch Group AG	90	4,385
Swatch Group AG, Bearer Shares	49	12,617
Swiss Life Holding AG	81	45,930
Swiss Prime Site AG(1)	162	16,313
Swiss Re AG	388	31,996
Swisscom AG	69	40,805
Swissquote Group Holding SA	34	4,214
Tecan Group AG	4	1,298
Temenos AG	79	7,675
u-blox Holding AG(1)	39	3,691
UBS Group AG(1)	4,132	77,971

Vifor Pharma AG(1)	117	20,439
Vontobel Holding AG	117	9,113
VZ Holding AG	34	2,577
Ypsomed Holding AG	4	605
Zehnder Group AG	39	2,849
Zurich Insurance Group AG	188	86,099
		1,458,452
United Kingdom — 14.2%
3i Group PLC	2,667	42,651
abrdn PLC	4,170	10,243
Admiral Group PLC	468	13,103
Advanced Medical Solutions Group PLC	196	744
AG Barr PLC	225	1,514
Airtel Africa PLC	2,380	4,615
AJ Bell PLC	584	2,112
Alliance Pharma PLC	1,137	1,613
Alpha FX Group PLC	141	3,678
Anglo-Eastern Plantations PLC	169	1,826
Antofagasta PLC	1,102	20,570
Ashmore Group PLC	702	2,188
Ashtead Group PLC	616	32,277
ASOS PLC(1)	99	1,943
Associated British Foods PLC	598	13,014
Aston Martin Lagonda Global Holdings PLC(1)	86	778
AstraZeneca PLC, ADR	1,731	115,077
Auto Trader Group PLC	1,489	11,077
Avast PLC	67	410
AVEVA Group PLC	14	402
Aviva PLC	5,505	29,832
B&M European Value Retail SA	2,983	14,641
Balfour Beatty PLC	1,347	4,412
Bank of Georgia Group PLC	150	3,032
Barclays PLC, ADR	4,640	40,275
Barratt Developments PLC	1,557	9,906
Beazley PLC	1,827	11,194
Bellway PLC	212	6,233
Berkeley Group Holdings PLC(1)	297	15,729
Biffa PLC	1,604	6,506
Bodycote PLC	135	1,104
boohoo Group PLC(1)	690	744
Brewin Dolphin Holdings PLC	1,708	10,991
Britvic PLC	1,129	11,715
BT Group PLC	28,241	66,564
Bunzl PLC	366	12,760
Burberry Group PLC	1,025	22,114
Burford Capital Ltd.	510	4,529
Bytes Technology Group PLC	1,076	6,344
Capital Ltd.	966	1,099
Carnival PLC, ADR(1)	70	900
Centrica PLC(1)	2,374	2,369
Chesnara PLC	572	2,127
Clarkson PLC	135	5,291
Close Brothers Group PLC	664	9,163
CMC Markets PLC	937	3,735
Coats Group PLC	8,094	7,092

Coca-Cola HBC AG	308	6,786
Compass Group PLC	972	21,789
Computacenter PLC	320	10,235
ConvaTec Group PLC	2,505	6,819
Countryside Partnerships PLC(1)	529	1,849
Cranswick PLC	151	5,797
Crest Nicholson Holdings PLC	1,149	3,774
Croda International PLC	70	6,095
De La Rue PLC(1)	420	503
Dechra Pharmaceuticals PLC	20	917
Diageo PLC, ADR	448	83,763
Direct Line Insurance Group PLC	4,559	14,783
Domino's Pizza Group PLC	462	1,959
dotdigital group PLC	684	758
Dr. Martens PLC	938	2,554
Drax Group PLC	2,257	19,148
DS Smith PLC	1,600	6,182
Dunelm Group PLC	459	5,084
Elementis PLC(1)	470	701
EMIS Group PLC	229	3,750
Ergomed PLC(1)	132	1,834
Euromoney Institutional Investor PLC	30	409
Experian PLC	555	18,566
FD Technologies PLC(1)	47	1,335
Ferguson PLC	307	36,917
Firstgroup PLC(1)	4,047	6,980
Forterra PLC	1,447	5,021
Foxtons Group PLC	970	462
Frasers Group PLC(1)	917	7,984
Frontier Developments PLC(1)	45	711
Funding Circle Holdings PLC(1)	504	447
Games Workshop Group PLC	147	13,618
Gamma Communications PLC	140	2,124
Genus PLC	15	522
Georgia Capital PLC(1)	159	1,309
Go-Ahead Group PLC(1)	377	4,831
Golar LNG Ltd.(1)	343	8,688
Grafton Group PLC	1,141	13,475
Grainger PLC	1,988	7,748
Greencore Group PLC(1)	224	307
Greggs PLC	363	10,338
GSK PLC, ADR	2,736	120,110
Gym Group PLC(1)	159	444
Halfords Group PLC	1,116	3,155
Halma PLC	46	1,293
Hargreaves Lansdown PLC	847	9,136
Hays PLC	2,107	3,254
Helical PLC	441	2,386
Helios Towers PLC(1)	2,735	3,919
Hill & Smith Holdings PLC	239	4,207
Hiscox Ltd.	611	7,110
Hollywood Bowl Group PLC(1)	264	831
HomeServe PLC	460	6,733
Howden Joinery Group PLC	2,047	17,606
HSBC Holdings PLC, ADR	3,413	114,199

Hurricane Energy PLC(1)	15,713	1,559
Ibstock PLC	2,037	4,773
IG Group Holdings PLC	1,647	14,835
IMI PLC	326	5,798
Inchcape PLC	1,095	10,034
Informa PLC(1)	276	1,897
InterContinental Hotels Group PLC	133	8,275
Intermediate Capital Group PLC	569	11,297
Intertek Group PLC	284	16,591
Investec PLC	2,233	13,548
IOG PLC	2,466	737
IP Group PLC	3,714	4,070
ITV PLC	7,971	7,065
IWG PLC(1)	2,206	6,980
J D Wetherspoon PLC(1)	34	321
J Sainsbury PLC	4,665	13,418
JD Sports Fashion PLC	5,519	8,527
John Menzies PLC(1)	50	377
Johnson Service Group PLC(1)	723	1,064
Jubilee Metals Group PLC(1)	2,424	460
Jupiter Fund Management PLC	1,034	2,327
Just Group PLC	5,013	5,150
Kainos Group PLC	80	1,271
Kingfisher PLC	3,668	12,181
Lancashire Holdings Ltd.	466	2,329
Learning Technologies Group PLC	566	944
Legal & General Group PLC	12,256	40,124
Liontrust Asset Management PLC	182	2,561
Lloyds Banking Group PLC, ADR	31,815	71,584
London Stock Exchange Group PLC	172	16,050
Lookers PLC	2,729	2,403
Luceco PLC	116	191
Luxfer Holdings PLC	20	334
M&G PLC	5,960	16,229
Man Group PLC	5,953	19,204
Marks & Spencer Group PLC(1)	4,484	8,443
Marshalls PLC	373	2,516
Marston's PLC(1)	3,683	2,527
Mediclinic International PLC(1)	1,907	9,343
Metro Bank PLC(1)	310	307
Micro Focus International PLC, ADR	140	658
Mitchells & Butlers PLC(1)	1,580	4,129
Mitie Group PLC	5,129	3,642
Mondi PLC	584	11,353
Moneysupermarket.com Group PLC	1,270	2,986
Morgan Sindall Group PLC	81	2,128
MP Evans Group PLC	264	3,229
Natwest Group PLC, ADR	5,589	32,640
Next PLC	184	15,042
Ninety One PLC	2,452	6,958
Ocado Group PLC(1)	44	517
Pagegroup PLC	1,042	6,018
Pan African Resources PLC	12,468	3,163
Paragon Banking Group PLC	1,260	7,809
Pearson PLC, ADR	286	2,751

Pendragon PLC(1)	3,060	877
Pennon Group PLC	1,172	14,780
Persimmon PLC	479	13,140
Pets at Home Group PLC	94	411
Phoenix Group Holdings PLC	1,309	10,523
Plus500 Ltd.	667	13,098
Premier Foods PLC	1,830	2,728
Provident Financial PLC	1,341	4,286
Prudential PLC, ADR	645	17,022
PZ Cussons PLC	706	1,803
QinetiQ Group PLC	1,917	8,832
Quilter PLC	3,334	5,062
Rathbones Group PLC	183	4,763
Reach PLC	968	1,499
Reckitt Benckiser Group PLC	630	48,631
Redde Northgate PLC	1,651	7,841
Redrow PLC	640	4,290
RELX PLC, ADR	2,457	70,368
Renewi PLC(1)	180	1,552
Renishaw PLC	42	2,153
Rentokil Initial PLC	1,394	8,884
Restore PLC	319	1,790
Rhi Magnesita NV	10	304
Rightmove PLC	2,596	19,658
Rolls-Royce Holdings PLC(1)	3,302	3,606
Royal Mail PLC	2,369	9,277
RS GROUP PLC	504	6,151
Sabre Insurance Group PLC	305	808
Sage Group PLC	1,923	15,910
Sanne Group PLC(1)	191	2,167
Savills PLC	596	8,284
Schroders PLC	126	4,699
Senior PLC(1)	320	510
Serco Group PLC	2,491	5,536
Severn Trent PLC	269	9,882
SIG PLC(1)	650	292
Sirius Real Estate Ltd.	1,677	2,446
Smart Metering Systems PLC	331	3,503
Smith & Nephew PLC, ADR	514	16,823
Smiths Group PLC	276	5,410
Softcat PLC	364	6,559
Spectris PLC	120	4,565
Speedy Hire PLC	2,359	1,396
Spirax-Sarco Engineering PLC	82	10,928
Spirent Communications PLC	940	2,753
SSP Group PLC(1)	1,540	5,280
St. James's Place PLC	1,721	28,068
Standard Chartered PLC	5,624	44,705
SThree PLC	391	1,913
Strix Group PLC	740	1,837
Superdry PLC(1)	270	568
Synthomer PLC	1,049	4,345
Tate & Lyle PLC	2,540	25,019
Taylor Wimpey PLC	6,529	10,711
TBC Bank Group PLC	201	3,753

Team17 Group PLC(1)	110	651
Ted Baker PLC(1)	414	733
TI Fluid Systems PLC	450	1,036
TP ICAP Group PLC	861	1,411
Travis Perkins PLC	345	5,239
Tremor International Ltd.(1)	230	1,410
TUI AG(1)	1,132	2,733
Tyman PLC	176	666
Unilever PLC, ADR	1,977	95,548
United Utilities Group PLC	2,330	31,059
Vertu Motors PLC	2,960	2,178
Vesuvius PLC	104	462
Virgin Money UK PLC	6,858	12,853
Vistry Group PLC	453	5,169
Vodafone Group PLC, ADR	4,876	81,137
Watkin Jones PLC	431	1,258
Weir Group PLC	194	3,888
WH Smith PLC(1)	271	5,446
Whitbread PLC	362	12,421
Wickes Group PLC	584	1,488
Wincanton PLC	616	2,938
WPP PLC, ADR	266	15,452
Yellow Cake PLC(1)	1,081	5,098
YouGov PLC	164	2,842
		2,487,273
United States†
GXO Logistics, Inc.(1)	12	651
TOTAL COMMON STOCKS (Cost $17,268,391)		17,504,082
RIGHTS†
Spain†
Almirall SA	91	15
Sweden†
BillerudKorsnas AB(1)	386	373
Millicom International Cellular SA	176	713
		1,086
TOTAL RIGHTS (Cost $6,313)		1,101
WARRANTS†
Australia†
Magellan Financial Group Ltd.(1) (Cost $—)	4	4
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $17,274,704)		17,505,187
OTHER ASSETS AND LIABILITIES — 0.3%		56,531
TOTAL NET ASSETS — 100.0%		$17,561,718

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	26.7%
Industrials	15.5%
Consumer Discretionary	11.8%
Health Care	9.2%
Materials	9.2%
Consumer Staples	7.1%
Communication Services	7.0%
Information Technology	6.9%
Real Estate	3.4%
Utilities	1.9%
Energy	1.0%
Other Assets and Liabilities	0.3%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen
SDR	-	Swedish Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Australia	15,427	1,310,484	—
Belgium	30,341	135,781	—
Canada	4,316	1,917,852	—
Denmark	168,978	197,620	—
Finland	11,498	155,160	—
France	200,876	1,398,018	—
Germany	71,767	1,129,549	—
Hong Kong	698	462,498	—
Israel	32,967	106,818	—
Japan	398,686	3,166,481	—
Netherlands	265,667	339,260	—
Singapore	12,504	227,592	—
Spain	118,392	265,886	—
Sweden	25,995	595,837	—
Switzerland	356,894	1,101,558	—
United Kingdom	887,329	1,599,944	—
United States	651	—	—
Other Countries	—	790,758	—
Rights	—	1,101	—
Warrants	—	4	—
	2,602,986	14,902,201	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.